Financial Instruments and Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Financial Instruments and Fair Value Measurements
Financial Instruments and Fair Value Measurements

6.Financial Instruments and Fair Value Measurements

The following tables summarize the Company’s financial assets and liabilities measured at fair value on a recurring basis by level within the fair value hierarchy:

	June 30, 2023
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Money market fund (included in cash and cash equivalents)	$13,193	$—	$—	$13,193
Investment in Motus GI (see Note 7)	69	—	—	69
Marketable securities (Corporate and Government debt securities)	—	101,295	—	101,295
Total assets	$13,262	$101,295	$—	$114,557

	December 31, 2022
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Money market fund (included in cash and cash equivalents)	$8,708	$—	$—	$8,708
Investment in Motus GI (see Note 7)	86	—	—	86
Marketable securities (Corporate and Government debt securities)	—	63,915	—	63,915
Total assets	$8,794	$63,915	$—	$72,709
Liabilities:
Warrant liability (see Note 10)	$—	$—	$2,089	$2,089
Total liabilities	$—	$—	$2,089	$2,089

The Level 2 assets consist of government and corporate debt securities which are valued using market observable inputs, including the current interest rate and other characteristics for similar types of investments, whose fair value may not represent actual transactions of identical securities. There were no transfers between Levels 1, 2 or 3 for the periods presented.

Prior to the closing of the Business Combination, the Company’s warrant liability was measured at fair value on a recurring basis using unobservable inputs and were classified as Level 3 inputs, and any change in fair value was recognized as change in fair value of warrant liability in the Company’s condensed consolidated statements of operations and comprehensive loss. As of the Closing Date, all Legacy Orchestra liability classified warrants were reclassified to equity. Refer to Note 9 for the valuation technique and assumptions used in estimating the fair value of the warrants and discussion on the change in classification.

The following table presents a roll-forward of the aggregate fair values of the Company’s liabilities for which fair value is determined by Level 3 inputs (in thousands):

Warrant
Liability
Balance—December 31, 2022	$2,089
Warrants exercised prior to the Business Combination	(10)
Change in fair value of warrants	294
Warrants reclassified to equity	(2,373)
Balance—March 31, 2023	—
Balance—June 30, 2023	$—

5.Financial Instruments and Fair Value Measurements

The following tables summarize the Company’s financial assets and liabilities measured at fair value on a recurring basis by level within the fair value hierarchy:

	December 31, 2021
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Investment in Motus GI (see Note 6)	$958	$—	$—	$958
Total assets	$958	$—	$—	$958
Liabilities:
Warrant liability (see Note 9)	$—	$—	$635	$635
Total liabilities	$—	$—	$635	$635

	December 31, 2022
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Investment in Motus GI (see Note 6)	$86	$—	$—	$86
Marketable securities (Corporate and Government debt securities)	—	63,915	—	63,915
Total assets	$86	$63,915	$—	$64,001
Liabilities:
Warrant liability (see Note 9)	$—	$—	$2,089	$2,089
Total liabilities	$—	$—	$2,089	$2,089

The Company’s warrant liability is measured at fair value on a recurring basis using unobservable inputs and are classified as Level 3 inputs, and any change in fair value is recognized as change in fair value of warrant liability in the consolidated statements of operations and comprehensive loss. Refer to Note 8 for the valuation technique and assumptions used in estimating the fair value of the warrants.

The Level 2 assets consist of government and corporate debt securities which are valued using market observable inputs, including the current interest rate and other characteristics for similar types of investments, whose fair value may not represent actual transactions of identical securities. There were no transfers between Levels 1, 2 or 3 for the periods presented.